Financial risk management (Details 2) (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
At December
Payables to third parties	R$ 5,326,290	R$ 4,324,198
Trade payables	256,281	165,246
Due within 30 days
At December
Payables to third parties	4,308,095	3,968,125
Trade payables	235,838	141,958
Trade payables to related parties	0
Due within 31 to 120 days
At December
Payables to third parties	686,808	233,694
Trade payables	19,472	18,744
Trade payables to related parties	22,187	28,869
Due within 121 to 180 days
At December
Payables to third parties	173,884	66,967
Trade payables	0	1,358
Trade payables to related parties	0
Due within 181 to 360 days
At December
Payables to third parties	157,503	55,412
Trade payables	600	R$ 3,186
Trade payables to related parties	0
Due to 361 days or more days
At December
Payables to third parties	0
Trade payables	371
Trade payables to related parties	R$ 0